Advances for Vessels under Construction and Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Advances For Vessels Under Construction And Acquisitions [Abstract]
Balance at beginning of year	$ 0	$ 11,553
Advances for vessels under construction and related costs	1,585	2,302
Vessels delivered	0	(13,855)
Balance at end of year	$ 1,585	$ 0